Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Borrowings
	2018		2017
Capital funding		1,774		2,280
Operational funding		10,287		11,355
At December 31		12,061		13,635

Current		1,379		1,692
Non-current		10,682		11,943

Fair value of borrowings		12,421		14,03

Summary of Undrawn Committed Borrowings Facilities

The difference between the contractually required payment at maturity date and the carrying amount of the borrowings amounted to EUR (8) million (2017: EUR 9 million).

Undrawn committed borrowing facilities:	2018	2017
Floating-rate
- Expiring within one year	260	197
- Expiring beyond one year	3,420	3,170
At December 31	3,680	3,367

Capital funding [member]
Statement [LineItems]
Summary of Borrowings

A detailed composition of capital funding is included in the following table:

(sorted at maturity)	Coupon rate	Coupon date	Issue/ Maturity	2018	2017
EUR 500 million Unsecured Notes	0%	August 30	2017/18	-	500
EUR 75 million Medium-Term Notes [1]	4.625%	December 9	2004/19	78	82
USD 500 million Senior Notes [1,2]	5.75%	Semi-annually	2005/20	457	455
EUR 500 million Senior Unsecured Notes	1.00%	December 8	2016/23	496	495
GBP 250 million Medium-Term Notes	6.125%	December 15	1999/31	277	279
GBP 400 million Senior Unsecured Notes	6.625%	Semi-annually	2009/39	440	445
Other				26	24
At December 31				1,774	2,280
[1]	Measured at fair value.
[2]	Issued by subsidiaries of, and guaranteed by, Aegon N.V.

Operational funding [member]
Statement [LineItems]
Summary of Borrowings
	Coupon rate		Coupon date		Issue/ Maturity		2018		2017
Revolving Loan Facility Warehouse Mortgage Loans [1]		Floating		Monthly		- /2018-20		375		729
EUR 1,123 million “SAECURE 13” RMBS Note [1,2]		Floating		Quarterly		2013/18		-		750
EUR 1,367 million “SAECURE 14” RMBS Note [1,3]		Floating		Quarterly		2014/19		874		994
EUR 1,443 million “SAECURE 15” RMBS Note [1,4]		Floating		Quarterly		2014/20		1,038		1,164
EUR 875 million “SAECURE 16” RMBS Note [1,5]		Floating		Quarterly		2018/23		875		-
EUR 750 million Conditional Pass-Through Covered Bond [1,6]		0.267%		Annual		2015/20		748		747
EUR 500 million Conditional Pass-Through Covered Bond [1,7]		0.250%		Annual		2016/23		497		496
EUR 500 million Conditional Pass-Through Covered Bond [1,8]		0.750%		Annual		2017/27		488		486
EUR 500 million Conditional Pass-Through Covered Bond [1,9]		0.375%		Annual		2017/24		497		497
USD 1.54 billion Variable Funding Surplus Note [10,11]		Floating		Quarterly		2006/36		1,388		1,322
FHLB Secured borrowings [1]		Floating		Quarterly		2016/46		3,495		4,160
Other								12		10
At December 31								10,287		11,355
[1]	Issued by a subsidiary of Aegon N.V.
[2]	The Notes were called for redemption on the first optional redemption date (February 28, 2018)
[3]

The first optional redemption date is January 30, 2019; the final maturity date is January 30, 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

[4]

The first optional redemption date is January 30, 2020; the final maturity date is January 30, 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

[5]

The first optional redemption date is October 30, 2023; the final legal maturity date is October 30, 2091. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

[6]	The maturity date is December 1, 2020; the extended due for payment date is December 1, 2052.
[7]	The maturity date is May 25, 2023; the extended due for payment date is May 25, 2055.
[8]	The maturity date is June 27, 2027; the extended due for payment date is June 27, 2059.
[9]	The maturity date is November 21, 2024; the extended due for payment date is November 21, 2056.
[10]	Outstanding amounts can vary up to the maximum stated nominal amount.
[11]

This debenture is issued by a wholly owned captive that is consolidated in the Aegon N.V. consolidated financial statements. A guarantee has been provided by Aegon N.V. – refer to note 48 Commitments and contingencies.